Consolidated statements of other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Net profit (loss)	$ (150,339)	$ (28,459)	$ (11,654)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Net change in unrealized gain (loss) on cash flow hedges, note 32	(18,439)	(2,759)	31,464
Income tax effect,note 28(a)	5,440	813	(9,916)
Unrealized gain on investments	264	(291)	1,053
Other comprehensive profit (loss)	(12,735)	(2,237)	22,601
Total other comprehensive profit (loss), net of income tax	(163,074)	(30,696)	10,947
Attributable to:
Equity holders of the parent	(143,933)	(12,816)	(260)
Non-controlling interests	(19,141)	(17,880)	11,207
Other comprehensive profit (loss):	(163,074)	(30,696)	10,947
Minera Yanacocha SRL and subsidiary [Member]
Statement of comprehensive income [Line Items]
Net profit (loss)	(165,449)	(95,257)	(81,517)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Fair value of financial instruments	123	1,246	(91)
Other comprehensive profit (loss)	123	1,246	(91)
Total other comprehensive profit (loss), net of income tax	(165,326)	(94,011)	(81,608)
Attributable to:
Other comprehensive profit (loss):	(165,326)	(94,011)	(81,608)
Sociedads Minera Cerro Verde Saa [Member]
Statement of comprehensive income [Line Items]
Net profit (loss)	$ 274,544	$ 390,377	$ 119,710